Income Taxes - Components of Income (Loss) from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
United States					$ (1,053)	$ (709)	$ (1,002)
Foreign					716	646	(1,745)
Income (loss) before income taxes	$ 106	$ 14	$ (25)	$ 461	$ (337)	$ (63)	$ (2,747)